Jensen Quality Value Fund
Schedule of Investments
February 29, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.50%
Air Freight & Logistics - 2.99%
Expeditors International of Washington, Inc.	16,730	$1,178,127

Building Products - 3.18%
Lennox International, Inc.	5,500	1,254,715

Chemicals - 2.32%
Scotts Miracle-Gro Co.	8,610	912,574

Commercial Services & Supplies - 1.71%
Herman Miller, Inc.	19,620	671,789

Communications Equipment - 1.74%
F5 Networks, Inc. (a)	5,720	686,114

Containers & Packaging - 3.76%
Crown Holdings, Inc. (a)	21,020	1,481,910

Distributors - 3.28%
Genuine Parts Co.	14,820	1,292,897

Electronic Equipment, Instruments & Components - 0.64%
Amphenol Corp. - Class A	2,770	253,954

Food & Staples Retailing - 2.71%
Kroger Co.	37,990	1,068,659

Food Products - 8.02%
Campbell Soup Co.	22,980	1,036,858
General Mills, Inc.	29,160	1,428,840
Kellogg Co.	11,490	694,800
		3,160,498
Health Care Equipment & Supplies - 3.57%
Varian Medical Systems, Inc. (a)	11,440	1,406,777

Health Care Providers & Services - 8.25%
Encompass Health Corp.	23,980	1,794,663
Laboratory Corporation of America Holdings (a)	8,280	1,454,713
		3,249,376
Hotels, Restaurants & Leisure - 3.96%
Choice Hotels International, Inc.	9,520	868,986
Cracker Barrel Old Country Store, Inc.	4,810	689,417
		1,558,403
IT Services - 8.65%
Broadridge Financial Solutions, Inc.	15,020	1,567,487
Paychex, Inc.	16,460	1,275,321
Western Union Co.	25,280	566,019
		3,408,827
Leisure Products - 2.00%
Hasbro, Inc.	10,180	786,405

Life Sciences Tools & Services - 2.19%
Waters Corp. (a)	4,430	863,363

Machinery - 3.63%
Donaldson Company, Inc.	10,310	464,774
Middleby Corp. (a)	8,650	967,156
		1,431,930

Media - 3.10%
Omnicom Group, Inc.	17,650	1,222,792

Professional Services - 2.86%
Equifax, Inc.	7,940	1,127,798

Real Estate Management & Development - 4.12%
CBRE Group, Inc. - Class A (a)	28,950	1,625,253

Road & Rail - 2.91%
Landstar System, Inc.	11,340	1,145,000

Semiconductors & Semiconductor Equipment - 3.02%
ON Semiconductor Corp. (a)	63,871	1,191,833

Software - 2.93%
Citrix Systems, Inc.	6,150	635,849
Teradata Corp. (a)	26,000	518,440
		1,154,289
Specialty Retail - 6.26%
Best Buy Company, Inc.	15,430	1,167,279
Tractor Supply Co.	14,660	1,297,556
		2,464,835
Technology Hardware, Storage & Peripherals - 1.53%
NetApp, Inc.	12,870	601,286

Textiles, Apparel & Luxury Goods - 4.66%
Carter's, Inc.	12,490	1,142,461
Hanesbrands, Inc.	52,360	693,246
		1,835,707
Trading Companies & Distributors - 2.51%
WW Grainger, Inc.	3,560	988,042

TOTAL COMMON STOCKS (Cost $36,650,165)		38,023,153

SHORT-TERM INVESTMENTS - 3.29%
First American Treasury Obligations Fund - Class X, 1.492% (b)	1,295,720	1,295,720
TOTAL SHORT-TERM INVESTMENTS (Cost $1,295,720)		1,295,720

Total Investments (Cost $37,945,885) - 99.79%		39,318,873
Other Assets in Excess of Liabilities - 0.21%		82,081
TOTAL NET ASSETS - 100.00%		$39,400,954

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of February 29, 2020.

The accompanying notes are an integral part of these schedule of investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC ("NASDAQ"), is valued at its last sale price on that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market. “Composite Market“ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at the fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security's fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 ("ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$38,023,153	$-	$-	$38,023,153
Short-Term Investments	1,295,720	-	-	1,295,720
Total Investments in Securities	$39,318,873	$-	$-	$39,318,873

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended February 29, 2020 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2020.